VGOF-P14 09/23

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED SEPTEMBER 1, 2023

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (the “Funds”)

I.

Effective September 1, 2023, Joseph S. Giroux will cease to be a member of the portfolio management team for each Fund listed on Schedule A but will continue to be an integral member within the investment teams at Franklin Templeton. Mr. Giroux, Vice President and Portfolio Manager, Franklin Templeton Investment Solutions, will transfer to O’Shaugnessy Asset Management LLC, an investment team within Franklin Templeton that is focused on factor-based investments and custom indexing solutions. All references to Mr. Giroux in each Fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.

II.

Effective September 1, 2023, the following changes are made to the Summary Prospectus, Prospectus and SAI of each of Franklin Global Equity Fund, Franklin Global Dividend Fund, Franklin International Equity Fund and Franklin U.S. Large Cap Equity Fund:

a)	In the section entitled “Management—Portfolio managers” in each fund’s Summary Prospectus and Prospectus, the following portfolio managers are added:

Portfolio manager	Title	Portfolio manager of the fund since
Sundaram Chettiappan, CFA	Portfolio Manager	September 2023
Chandra Seethamraju, PhD	Portfolio Manager	September 2023

b)	In the section entitled “More on fund management—Portfolio managers” in each fund’s Prospectus, the following portfolio managers are added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Sundaram Chettiappan, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Prior to joining Franklin Templeton in 2018, Mr. Chettiappan served as a senior quantitative researcher at Balyasny Asset Management. Previously, Mr. Chettiappan spent 12 years at McKinley Capital Management working on multi-factor alpha modeling and portfolio construction covering Global and Non-US equities. He entered the financial services industry in 2006. He holds a Bachelor of Engineering Computer Sciences and Engineering from the College of Engineering Guindy, Anna University and a M.S. in Quantitative and Computational Finance from Georgia Institute of Technology. Mr. Chettiappan has been awarded the Certificate in ESG Investing from the CFA Institute.	September 2023

Chandra Seethamraju, PhD	Vice President, Head of Systematic Strategies Portfolio Management, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Prior to joining Franklin Templeton in 2013, Dr. Seethamraju was involved with global tactical asset allocation strategies as well as quantitative, active equity stock selection strategies for a major U.S. asset management firm. He was also an assistant professor at Olin Business School at Washington University in Saint Louis. Dr. Seethamraju holds a Bachelor of Commerce from Osmania University in Hyderabad, India, an M.B.A. from LeBow College of Business at Drexel University and a PhD in Business Administration from Stern School of Business at New York University.	September 2023

c)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in each fund’s SAI, the following portfolio managers are added with respect to each fund:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Sundaram Chettiappan, CFA#	Registered Investment Companies	16	7.44	None	None
	Other Pooled Investment Vehicles	9	1.12	None	None
	Other Accounts	3	0.06	None	None
Chandra Seethamraju, PhD#	Registered Investment Companies	15	7.40	None	None
	Other Pooled Investment Vehicles	7	1.15	None	None
	Other Accounts	5	0.14	None	None

#

The information is as of July 31, 2023 and does not reflect additional accounts (including the Fund) for which Messrs. Chettiappan and Seethamraju will join the portfolio management team on September 1, 2023.

d)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Manager(s) Securities Ownership” in each fund’s SAI, the following portfolio managers are added with respect to each fund:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Sundaram Chettiappan, CFA#	None
Chandra Seethamraju, PhD#	None

#	The information is as of July 31, 2023.

III.	Effective September 1, 2023, the following changes are made to the Summary Prospectus, Prospectus and SAI of Franklin U.S. Small Cap Equity Fund:

a)	In the section entitled “Management—Portfolio managers” in the fund’s Summary Prospectus and Prospectus, the following portfolio manager is added:

Portfolio manager	Title	Portfolio manager of the fund since
Sundaram Chettiappan, CFA	Portfolio Manager	September 2023

b)	In the section entitled “More on fund management—Portfolio managers” in the fund’s Prospectus, the following portfolio manager is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Sundaram Chettiappan, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Prior to joining Franklin Templeton in 2018, Mr. Chettiappan served as a senior quantitative researcher at Balyasny Asset Management. Previously, Mr. Chettiappan spent 12 years at McKinley Capital Management working on multi-factor alpha modeling and portfolio construction covering Global and Non-US equities. He entered the financial services industry in 2006. He holds a Bachelor of Engineering Computer Sciences and Engineering from the College of Engineering Guindy, Anna University and a M.S. in Quantitative and Computational Finance from Georgia Institute of Technology. Mr. Chettiappan has been awarded the Certificate in ESG Investing from the CFA Institute.	September 2023

c)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the fund’s SAI, the following portfolio manager is added:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Sundaram Chettiappan, CFA#	Registered Investment Companies	16	7.44	None	None
	Other Pooled Investment Vehicles	9	1.12	None	None
	Other Accounts	3	0.06	None	None

#	The information is as of July 31, 2023 and does not reflect additional accounts (including the Fund) for which Mr. Chettiappan will join the portfolio management team on September 1, 2023.

d)	In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in the fund’s SAI, the following portfolio manager is added:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Sundaram Chettiappan, CFA#	None

#	The information is as of July 31, 2023.

IV.	Effective September 1, 2023, the following changes are made to the Summary Prospectus, Prospectus and SAI of Franklin Strategic Real Return Fund:

a)

Jacqueline Kenney, CFA will provide day-to-day management of the Global Equity Securities sleeve of the fund, in addition to the Commodity-Linked Securities Sleeve, the REITs Sleeve and the Tactical Strategy Sleeve.

b)	In the section entitled “Management—Portfolio managers (Franklin Advisers)” in the fund’s Summary Prospectus and Prospectus, the following portfolio manager is added:

Portfolio manager	Title	Portfolio manager of the fund since
Jose Maldonado, CFA	Portfolio Manager of the Global Equity Securities Sleeve and REITs Sleeve subadvised by Franklin Advisers.	September 2023

c)

In the section entitled “More on fund management—Portfolio managers” in the fund’s Prospectus, the following portfolio manager is added as the last entry prior to the heading “Western Asset, WAML and Western Japan:” within this section:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Jose Maldonado, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Maldonado was formerly a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in 2020 to create FTIS. Previously, Mr. Maldonado served as a global equity trader at Arrowstreet Capital and as an investment management consultant at FactSet Research Systems. He entered the financial services industry in 2008. He holds a B.S. in Finance with an Economics minor from Providence College. Mr. Maldonado has been awarded the Certificate in ESG Investing from the CFA Institute.	September 2023

d)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the fund’s SAI, the following portfolio manager is added with respect to the fund:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Jose Maldonado##	Registered Investment Companies	7	4.07	None	None
	Other Pooled Investment Vehicles	1	0.07	None	None
	Other Accounts	3	0.34	None	None

##	The information is as of July 31, 2023 and does not reflect additional accounts (including the Fund) for which Mr. Maldonado will join the portfolio management team on September 1, 2023.

e)

In the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Manager Securities Ownership” in the fund’s SAI, the following portfolio manager is added with respect to the fund:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Jose Maldonado, CFA#	None

#	The information is as of July 31, 2023.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Franklin Global Market Neutral Fund	January 30, 2023
Franklin International Equity Fund	January 30, 2023
Franklin Strategic Real Return Fund	January 30, 2023
Franklin U.S. Small Cap Equity Fund	May 1, 2023

LEGG MASON PARTNERS INVESTMENT TRUST

Franklin Global Equity Fund	March 1, 2023
Franklin Global Dividend Fund	January 30, 2023
Franklin S&P 500 Index Fund	January 30, 2023
Franklin U.S. Large Cap Equity Fund	March 31, 2023

Please retain this supplement for future reference.

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